SIGNIFICANT ACCOUNTING POLICIES - Comprehensive income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)
Components of accumulated other comprehensive income, net of taxes
Beginning balance	$ 98,705	[1]
Other comprehensive income	664
Ending balance	283,107	[1]
Accumulated other comprehensive income
Components of accumulated other comprehensive income, net of taxes
Beginning balance	1,738
Other comprehensive income	664
Ending balance	2,402
Unrealized gains (losses) on marketable securities
Components of accumulated other comprehensive income, net of taxes
Other comprehensive income	664
Ending balance	664
Foreign currency translation adjustments
Components of accumulated other comprehensive income, net of taxes
Beginning balance	1,738
Ending balance	$ 1,738

[1]	Issued and outstanding share information is adjusted for the share split effected by way of issuance of bonus shares (Note 13).